SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL

25.  SHARE CAPITAL

Holders of Class A Ordinary Shares, Class B Ordinary Shares and Class C Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote right, each Class B Ordinary Share is entitled to ten votes, and each Class C Ordinary Share is entitled to one vote and certain veto rights. Each Class B Ordinary Share and Class C Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Share and Class C Ordinary Shares under any circumstances. Upon any sale, transfer, assignment or disposition of Class B ordinary shares by a holder thereof to any person or entity who is not an existing holder of such Class B ordinary shares, the founder, an affiliate of the founder, or a founder affiliate, or upon a change of control of the ultimate beneficial ownership of any Class B ordinary shares to any person or entity who is not an existing holder of Class B ordinary shares, the founder, an affiliate of the founder, or a founder affiliate, such Class B ordinary shares will be automatically and immediately converted into an equal number of Class A ordinary shares. Upon any any sale, transfer, assignment or disposition of Class C ordinary shares by a holder thereof to any person or entity which is not an affiliate of such holder, such Class C Ordinary Shares will be automatically and immediately converted into an equal number of Class A ordinary shares.

On January 27, 2022, the Company’s board of directors authorized the issuance of 300,000 Series A-1 perpetual convertible preferred shares by re-designation of the authorized but unissued Class A Ordinary Shares. As of December 31, 2024, no Series A-1 perpetual convertible preferred shares have been issued.

On February 15, 2023, the Company’s board of directors approved and authorized the issuance of up to 555,000 newly created Class D ordinary shares to Mr. Sheng Chen by re-designation of the authorized but unissued Class A Ordinary Shares. The Class D ordinary shares will have the same rights as the Company’s Class B ordinary shares except for voting rights. Each Class D ordinary share shall be entitled to 500 votes on all matters submitted to shareholder vote. As of December 31, 2024, no Class D ordinary shares have been issued.

Pursuant to the shareholder resolution adopted on October 5, 2023, the Company’s authorized share capital was increased by creation of an additional 1,500,000,000 Class A ordinary shares.

During the year ended December 31, 2023, 3,252,768 treasury stock was reissued to settle the share options exercised and RSUs vested.

In December 2023, the Company issued 455,296,932 Class A ordinary shares to Success Flow International Investment Limited (“Success Flow”) and 195,127,260 Class A ordinary shares to Choice Faith Group Holdings Limited (“Choice Faith”), for an aggregate cash consideration of RMB2,122,123. Both entities were controlled by Shandong Hi-Speed Holdings Group Limited. The issuance costs for Class A ordinary shares were RMB37,720. In connection with the financing transaction, in November 2023, Mr. Sheng Chen, the Founder and Executive Chairman of the Board of Directors, and his affiliated investment vehicles (together with Mr. Sheng Chen, the “Founder Parties”) entered into a voting and consortium agreement (the “Voting and Consortium Agreement”) with Success Flow and Choice Faith. Pursuant to the Voting and Consortium Agreement, Success Flow shall vote in accordance with any voting instructions provided by the Founder Parties during the period beginning on the earlier of February 29, 2024 or sixty calendar days after the closing date of the investment and ending upon the third anniversary of the closing date of the investment. In December 2023, the Founder Parties entered into a supplemental agreement with the investors, pusuant to which, the period of the Voting and Consortium Agreement was amended to commence upon the later of (i) the expiration or termination of Interim Period and (ii) the occurrence of the Triggering Event. “Interim Period” means the period commencing on the date of closing, being December 28, 2023, and ending on the earlier of (x) February 29, 2024 and (y) termination of the Investment Agreement in accordance the terms thereunder. “Triggering Event” means the entry by the Company of a framework agreement with a third party, pursuant to which the parties agree to enter into a long-term strategic partnership for not less than two years in relation to the low carbon strategy of the Company and/or the expansion of the operations of the Company in Hong Kong S.A.R., Chinese Taiwan and/or other territories outside Chinese Mainland.

During the year ended December 31, 2024, 23,788,254 treasury stock was reissued to settle the RSUs vested.

In February 2024, 34,744,206 Class A ordinary shares were issued to settle the RSUs vested for Mr. Sheng Chen, the founder, executive chairperson and interim Chief Executive Officer.

In November 2024, the Company issued 39,000,000 Class A ordinary shares to its share depositary bank which will be used to settle the restricted share units upon their vesting. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes.